CONSOLIDATED BALANCE SHEETS (Parentheticals) - shares	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
CONSOLIDATED BALANCE SHEETS
Common shares - Shares authorized (in shares)	Unlimited	Unlimited
Common shares - Shares issued (in shares)	85,183,455	84,820,100
Common shares - Shares outstanding (in shares)	85,183,455	84,820,100